INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INCOME TAX
Schedule of components of provision for income taxes from operations

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Current provision for income taxes:
Federal	$—	$69,858
State	—	16,773
Total Current provision for income taxes	$—	$86,631

Deferred income tax benefit:
Federal	$(840,870)	$(362,089)
State	(207,962)	(65,383)
Total Deferred income tax benefit	$(1,048,832)	$(427,472)

Total provision for income taxes	$(1,048,832)	$(340,841)

Year Ended
December 31, 2023
Current provision for income taxes:
Federal	$—
State	—
Total Current provision for income taxes	$—
Deferred income tax benefit:
Federal	$(515,428)
State	(93,072)
Total Deferred income tax benefit	$(608,500)
Total provision for income taxes	$(608,500)

Schedule of reconciliation of the U.S. federal statutory rate to effect income tax rate

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2024	2023
Tax statutory rate	21.0%	21.0%

Income tax benefit at the federal statutory rate	$(855,721)	$107,803
Change in entity tax status *	—	(1,088,171)
Change in tax rates	(21,329)	—
Nondeductible expenses	1,161	620,061
Return-to-provision adjustment	16,729	—
State taxes, net of federal benefit	(189,672)	13,250
Other	—	6,216
Income tax benefit	$(1,048,832)	$(340,841)

Effective income tax rate	25.7%	(66.4)%
*	See NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

Year Ended
December 31, 2023
Tax statutory rate	21%
Income tax benefit at the federal statutory rate	$(125,655)
Change in entity tax status*	(1,088,171)
Nondeductible expenses	628,016
State taxes, net of federal benefit	—
Other	(22,690)
Income tax benefit	$(608,500)
Effective income tax rate	101.7%

*See Note 1 for further information.

Schedule of significant components of net deferred tax assets (liabilities)

	September 30,	December 31,
	2024	2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$656,774	$466,890
Net operating loss carryforwards	1,009,008	154,976
Total deferred tax assets	$1,665,782	$621,866

Deferred tax liabilities:
Prepaid expenses	$(3,125)	$(6,178)
Other PPE depreciation	(5,325)	(7,188)
Total deferred tax liabilities	$(8,450)	$(13,366)

Net Deferred tax assets (liabilities)	$1,657,332	$608,500

Net	$1,657,332	$608,500

Year Ended
December 31, 2023
Deferred tax assets:
Depreciation and depletion on oil and gas assets	$466,890
Net operating loss carryforwards	154,976
Total deferred tax assets	$621,866
Deferred tax liabilities:
Prepaid expenses	$(6,178)
Other PPE depreciation	(7,188)
Total deferred tax liabilities	$(13,366)
Net Deferred tax assets (liabilities)	$608,500
Net	$608,500